Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Cost of Revenue
Cost of revenue consists of the following:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of vehicle	619,227,148	2,210,715,054	1,580,778,797	229,191,382
Staff cost	73,975,397	105,771,335	105,613,337	15,312,494
Leasing interest expense*	132,322,922	119,692,726	61,128,565	8,862,809
Commission to car dealerships	117,985,878	375,702,902	26,756,550	3,879,335
Staff incentive	84,046,881	61,894,967	—	—
Others	70,562,523	84,232,888	55,812,524	8,092,055

	1,098,120,749	2,958,009,872	1,830,089,773	265,338,075